Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Diluted Net Loss Per Share

	Years Ended December 31,
	2013	2012	2011
Weighted average shares used as denominator in calculating:
Basic & diluted net loss per share	174,428,259	160,417,411	159,017,777